Acquisitions	12 Months Ended
Dec. 31, 2014
Acquisitions [Abstract]
Mergers, Acquisitions and Dispositions Disclosures [Text Block]
ACQUISITIONS
During the year ended December 31, 2014, we completed the following acquisitions:
SemCrude Pipeline, L.L.C.
On June 23, 2014, we acquired the remaining 33% interest in SCPL from SemGroup in exchange for (i) cash of approximately $114.4 million, (ii) the issuance of 2.425 million common units, (iii) the issuance of 1.25 million Class A units, and (iv) an increase of the capital account of our general partner and a related issuance of general partner interest, to allow our general partner to maintain its 2% general partner interest in us. SCPL owns a 51% membership interest in White Cliffs. As the transaction was between entities under common control, we recorded our investment in SCPL based on SemGroup's historical cost. The purchase price in excess of historical cost was treated as an equity transaction with SemGroup, which reduced the partners' capital accounts of our general and limited partners on a pro-rata basis.
Class A units were not entitled to receive any distributions of available cash (other than upon liquidation) prior to the first day of the month immediately following the first month for which the average daily throughput volume on the White Cliffs Pipeline for such month is 125,000 barrels per day or greater. The Class A units converted to common units in January 2015.
The cash consideration was funded through a borrowing under our credit facility. The 2.425 million common units were valued at $49.49 per unit, or $120.0 million, based on the closing price on June 19, 2014, which was the date on which the transaction price was determined. The Class A units were valued at $49.49 per unit discounted for the expected forbearance of distributions, or $58.6 million. The non-cash contribution to the general partner's capital account was made in the amount of $3.6 million.

Crude oil trucking assets
On June 24, 2014, we acquired crude oil trucking assets from a subsidiary of Chesapeake Energy Corporation ("Chesapeake") for $44.0 million in cash. Highlights of the transaction include:

•	124 trucks, 122 trailers and miscellaneous equipment; and

•	a long-term transportation agreement with Chesapeake Energy Marketing, Inc.
The results of operations of these assets from June 24, 2014 to December 31, 2014 have been included in our consolidated statement of income and in our consolidated balance sheet as of December 31, 2014. During the year ended December 31, 2014, our consolidated statements of income did not include material amounts of revenue or operating income related to these assets. The proforma impact to comparative prior year periods, had the acquisition occurred at the beginning of the comparative prior year period, is not significant.
Fair values of the acquired assets were determined based on the cost, income and market approach methodologies. The trucks and equipment acquired were valued based on the cost approach, which considers the replacement cost of the assets adjusted for depreciation and physical deterioration, and the market approach, which considers the value of transactions for comparable assets. The value of the customer contract was determined based on the income approach using the excess earnings method over the remaining life of the contract and assuming a 95% probability of renewal.
We have recorded the fair value of the assets acquired as follows (in thousands):

Property, plant and equipment	$19,092
Customer contract intangible	17,010
Goodwill	7,892
Total assets acquired	$43,994

The above finalized purchase price allocation resulted in adjustments to previously reported estimates. Our preliminary estimate of the value of the acquired property, plant and equipment was reduced by $2.6 million and our estimate of the value of the intangible asset was increased by $12.6 million which resulted in a decrease in the value of the associated goodwill of $10.0 million.
Goodwill represents the excess of the consideration paid for the acquired business over the fair value of the individual assets acquired. Goodwill primarily represents the value of the acquired business as a platform for growth and the acquired assembled workforce.
During the year ended December 31, 2013, we completed the following acquisitions:
SemCrude Pipeline, L.L.C.
On January 11, 2013, we acquired a 33% interest in SCPL from SemGroup in exchange for (i) cash of approximately $189.5 million, (ii) the issuance of 1.5 million common units, (iii) the issuance of 1.25 million Class A units, and (iv) an increase of the capital account of our general partner and a related issuance of general partner interest, to allow our general partner to maintain its 2% general partner interest in us.
The cash consideration was funded through a borrowing under our credit facility of approximately $130.3 million and the sale of 2.0 million common units through a private placement (Note 11). The 1.5 million common units were valued at $29.63 per unit, or $44.4 million, based on the sales price to third parties in the private placement on January 11, 2013. The Class A units were valued at $29.63 per unit discounted for the expected forbearance of distributions, or $30.5 million. The contribution to the general partner's capital account was made in the amount of $2.7 million.
On December 16, 2013, we acquired an additional 33% interest in SCPL from SemGroup in exchange for (i) cash of approximately $173.1 million, (ii) the issuance of 1.5 million common units, (iii) the issuance of 1.25 million Class A units, and (iv) an increase of the capital account of our general partner and a related issuance of general partner interest, to allow our general partner to maintain its 2% general partner interest in us.
The cash consideration was funded through a borrowing under our credit facility. The 1.5 million common units were valued at $36.30 per unit, or $54.5 million, based on the closing price on December 11, 2013, which was the date on which the transaction price was determined. The Class A units were valued at $36.30 per unit discounted for the expected forbearance of distributions, or $39.6 million. The non-cash contribution to the general partner's capital account was made in the amount of $1.9 million.
In conjunction with the SCPL transactions, we incurred $4.1 million of cost, of which $1.6 million of equity issuance costs were offset against proceeds, $1.6 million was related to the borrowing and was deferred, and $0.9 million was expensed as general and administrative expense in the consolidated statement of income.
As the SCPL transactions were between entities under common control, we recorded our investment in White Cliffs based on SemGroup's historical cost. The purchase price in excess of historical cost was treated as an equity transaction with SemGroup, which reduced the partners' capital accounts of our general and limited partners on a pro-rata basis.

Barcas Field Services, LLC
On September 1, 2013, we completed the acquisition of the assets of Barcas Field Services, LLC ("Barcas") for $49.0 million in cash. Highlights of the acquisition include the following:

•	114 trucks, 120 trailers and miscellaneous equipment; and

•	a long-term take-or-pay customer transportation agreement.
Fair values of the acquired assets were determined based on the cost, income and market approach methodologies. The trucks and equipment acquired were valued based on the cost approach which considers the replacement cost of the assets adjusted for depreciation and physical deterioration. The value of the customer contract was determined based on the income approach using the excess earnings method over the remaining life of the contract and assuming a 50% probability of renewal. The market approach which considers the value of comparable transactions was used to value the acquired land.

We have recorded fair values of the assets acquired as follows (in thousands

Property, plant and equipment	$13,865
Customer contract intangible	6,880
Goodwill	28,224
Total assets acquired	$48,969

Based on the final purchase price allocation, the amounts above differ from those reported at December 31, 2013 by a non-cash adjustment which decreased goodwill and other intangible assets and increased property, plant and equipment by $0.1 million.

Goodwill represents the excess of the consideration paid for the acquired business over the fair value of the individual assets acquired. Goodwill primarily represents cost savings due to the ability to transport using the acquired trucks rather than third-party trucks, the ability to bring more volume from the field into our pipelines, the opportunity to use the acquired business as a platform for growth and the acquired assembled workforce.

Tampa Pipeline
On November 8, 2013, we acquired a 12-mile, 12-inch crude oil pipeline from Noble Energy, Inc. that extends from Platteville, Colorado to Tampa, Colorado for a purchase price of $8.2 million. The pipeline had been recently constructed by Noble Energy, Inc. and was placed into service with the acquisition. The pipeline connects our Platteville, Colorado crude oil terminal to the Tampa, Colorado crude oil market.

Subsequent Event
On February 13, 2015, we acquired the Wattenberg Oil Trunkline and Glass Mountain Holding, LLC, which owns a 50% interest in Glass Mountain Pipeline LLC ("Glass Mountain"), from SemGroup in exchange for (i) cash of approximately $251.2 million, (ii) the issuance of 1.75 million common units and (iii) an increase of the capital account of our general partner and a related issuance of general partner interest, to allow our general partner to maintain its 2% general partner interest in us. The cash consideration was funded through a borrowing under our credit facility and the issuance and sale of 2.3 million common units in an underwritten public offering for net proceeds of $89.1 million. As the transaction was between entities under common control, we will record the acquired assets and liabilities based on SemGroup's historical cost. The purchase price in excess of historical cost will be treated as an equity transaction with SemGroup, which will reduced the capital accounts of our general and limited partners on a pro-rata basis.